Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Details [Abstract]
Commercial Paper Outstanding	$ 100,000,000	$ 100,000,000
Current maturities of long-term debt	4,000,000	452,000,000
Total short-term debt	104,000,000	552,000,000
Statement Line Items [Line Items]
Long-term debt	4,990,000,000	2,288,000,000
Debt Tender Details [Abstract]
Repayments Of Debt	449,000,000
Debt Issuance Details [Abstract]
Issuance of Long Term Debt Gross Proceeds	2,100,000,000
Maturities Of Debt and Capital Leases [Abstract]
Future Maturities of Debt and Capital Leases in 2012	4,000,000
Future Maturities of Debt and Capital Leases in 2013	6,000,000
Future Maturities of Debt and Capital Leases in 2014	23,000,000
Future Maturities of Debt and Capital Leases in 2015	0
Future Maturities of Debt and Capital Leases in 2016	600,000,000
Future Maturities of Debt and Capital Leases for Years After 2016	remainder
Interest Expense [Abstract]
Interest Expense on Long-term Debt, Short-term Debt and Capital Leases	202,000,000	182,000,000	166,000,000
Commercial Paper (Details) [Abstract]
Commercial Paper Outstanding	100,000,000	100,000,000
Letters of Credit (Details) [Abstract]
Revolving Credit and Letter of Credit Agreement Term	5
Revolving Credit And Letter Of Credit Agreement	1,500,000,000
Lettersof Credit Current Borrowing Capacity	500,000,000
Number Of Banks Participating In Revolving Credit And Letter Of Credit Agreement	16
Revolving Credit And Letter Of Credit Agreement Three Banks Percentage Commitment	12.00%
Revolving Credit And Letter Of Credit Agreement Remaining Thirteen Banks Percentage Committment	64.00%
Credit Facility Maximum Borrowing Capacity	2,000,000,000
Revolving Credit And Letter Of Credit Agreement End Date	June 2016
Revolving Credit And Letter Of Credit Agreement Covenants	maintain a total debt to adjusted capital ratio at or below 0.50 to 1.00
Credit Facility Remaining Borrowing Capacity	3,700,000,000
Short-term and Long-term Debt Outstanding	5,100,000,000
Letters of Credit Outstanding, Amount	118,000,000
Notes due 2016 2.75% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	600,000,000	0
Effective interest rate	2.936%
Percentage of principal amount to be redeemed	100.00%
Basis Points Added To Treasury Rate	30
Long Term Debt Face Value	600,000,000
Interest rate of long term debt issued	2.75%
Notes due 2017 5.375% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	250,000,000	250,000,000
Notes due 2018 6.35% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	131,000,000	131,000,000
Basis Points Added To Treasury Rate		45
Interest rate of long term debt issued		6.35%
Debt Tender Details [Abstract]
Tender Offer Price And Discount Rate		The tender price equaled the present value of the remaining principal and interest payments on the Notes being redeemed, discounted at a rate equal to the 10 year Treasury rate plus a fixed spread of 45 basis points.
Debt Tender Pricing Yield		3.923%
Amount Of Debt Tendered		169,000,000
Repayments Of Debt		198,000,000
Payments Of Debt Extinguishment Costs		18,000,000
Notes due 2019 8.5% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	251,000,000	251,000,000
Basis Points Added To Treasury Rate		100
Interest rate of long term debt issued		8.50%
Debt Tender Details [Abstract]
Tender Offer Price And Discount Rate		The tender price equaled the present value of the remaining principal and interest payments on the Notes being redeemed, discounted at a rate equal to the 10 year Treasury rate plus a fixed spread of 100 basis points.
Debt Tender Pricing Yield		4.128%
Amount Of Debt Tendered		99,000,000
Repayments Of Debt		130,000,000
Payments Of Debt Extinguishment Costs		21,000,000
Notes due 2020 4.375% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	249,000,000	249,000,000
Effective interest rate		5.10%
Percentage of principal amount to be redeemed		100.00%
Basis Points Added To Treasury Rate		25
Long Term Debt Face Value		250,000,000
Interest rate of long term debt issued		4.375%
Notes due 2020 5.125% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	299,000,000	299,000,000
Effective interest rate		5.36%
Percentage of principal amount to be redeemed		100.00%
Basis Points Added To Treasury Rate		25
Long Term Debt Face Value		300,000,000
Interest rate of long term debt issued		5.125%
Notes due 2021 6.37% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	78,000,000	78,000,000
Notes Due 2021 4.5% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	298,000,000	0
Effective interest rate	4.683%
Percentage of principal amount to be redeemed	100.00%
Basis Points Added To Treasury Rate	20
Long Term Debt Face Value	300,000,000
Interest rate of long term debt issued	4.50%
Notes due 2022 4% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	743,000,000	0
Effective interest rate	4.346%
Percentage of principal amount to be redeemed	100.00%
Basis Points Added To Treasury Rate	35
Long Term Debt Face Value	750,000,000
Interest rate of long term debt issued	4.00%
Notes due 2023 7.65% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	100,000,000	100,000,000
Notes due 2023 8.3% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	17,000,000	17,000,000
Debentures due 2027 7.875% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	300,000,000	300,000,000
Step Down Notes Due 2033 8.3% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	83,000,000	83,000,000
Notes due 2036 6.15% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	500,000,000	500,000,000
Notes Due 2041 5.875% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	298,000,000	0
Effective interest rate	6.008%
Percentage of principal amount to be redeemed	100.00%
Basis Points Added To Treasury Rate	25
Long Term Debt Face Value	300,000,000
Interest rate of long term debt issued	5.875%
Notes due 2042 5.375% Interest [Member]
Statement Line Items [Line Items]
Long-term debt	750,000,000	0
Effective interest rate	5.542%
Percentage of principal amount to be redeemed	100.00%
Basis Points Added To Treasury Rate	40
Long Term Debt Face Value	750,000,000
Interest rate of long term debt issued	5.375%
Other Long Term Debt [Member]
Statement Line Items [Line Items]
Long-term debt	$ 43,000,000	$ 30,000,000